Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 86,121	$ 66,538	$ 75,657
Cost of revenue	(87,150)	(67,958)	(79,298)
Inventory write-down	699	331	414
Reversal of inventory write-down	$ 124	$ 134	$ 199